GEOGRAPHIC INFORMATION (Schedule of Revenue by Geographic Location) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 90,369	$ 99,967	$ 117,186
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	34,279	39,110	41,238
Asia And Oceania [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	27,700	28,495	41,990
Americas (excluding the United States) [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	13,094	14,347	3,299
Middle East And Africa [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	12,365	9,809	15,352
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 2,931	$ 8,206	$ 15,307